Capital Stock and Changes in Capital Accounts - Dividend to common stock and Class A warrants' holder (Details) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended	6 Months Ended
	Jun. 21, 2022	Jun. 14, 2022	Apr. 13, 2022	Apr. 01, 2022	Mar. 18, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Nov. 29, 2021
Class of Stock [Line Items]
Common stock dividends per share declared					$ 0.05	$ 0.01
Common stock, shares issued		29,829,092		29,829,092			29,829,092	8,820,240	8,820,240
Common stock, shares outstanding		29,829,092		29,829,092			29,829,092	8,820,240	8,820,240
Payments of dividends on common stockholders and Class A warrant holders	$ 443		$ 2,215				$ 2,658
Common stock excluding Class A Warrants
Class of Stock [Line Items]
Payments of dividends on common stockholders and Class A warrant holders	299		1,491
Class A Warrants
Class of Stock [Line Items]
Cash paid to Warrant holders per share		$ 0.01		$ 0.05
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		14,474,000		14,474,000
Payments of dividends on common stockholders and Class A warrant holders	$ 144		$ 724